INVENTORY AND RESEARCH AND DEVELOPMENT SUPPLIES	12 Months Ended
Dec. 31, 2020
INVENTORY AND RESEARCH AND DEVELOPMENT SUPPLIES
INVENTORY AND RESEARCH AND DEVELOPMENT SUPPLIES

9.     INVENTORY AND RESEARCH AND DEVELOPMENT SUPPLIES

	December 31,	December 31,	December 31,
	2020	2019	2018
Raw materials	$694,043	$500,263	$301,693
Work in progress	—	—	2,435
Finished goods	145,429	118,387	14,007
	$839,472	$618,650	$318,135

Research and development supplies	$167,378	$671,845	$1,274,653

During the years ended December 31, 2020, 2019 and 2018 the Company did not write down any inventory.  During the year ended December 31, 2020, $446,239 of inventory was expensed in cost of goods sold (year ended December 31, 2019 and 2018: $458,436 and $366,258).